Segments - Summary of Net Sales and Long-Lived Assets (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net sales	$ 167,065	$ 233,224	$ 176,915	$ 138,723	$ 137,211	$ 169,474	$ 142,812	$ 104,746	$ 99,052	$ 686,073	$ 516,084	$ 426,717
Total long-lived assets	80,440	48,571				44,696				48,571	44,696
United States [Member]
Segment Reporting Information [Line Items]
Net sales	108,871				88,850					466,044	376,087	352,436
Total long-lived assets	51,300	23,781				24,637				23,781	24,637
International [Member]
Segment Reporting Information [Line Items]
Net sales	58,194				$ 48,361					220,029	139,997	$ 74,281
China and Viet Nam [Member]
Segment Reporting Information [Line Items]
Total long-lived assets	19,825	20,662				18,865				20,662	18,865
United Kingdom [Member]
Segment Reporting Information [Line Items]
Total long-lived assets	$ 9,315	$ 4,128				$ 1,194				$ 4,128	$ 1,194